SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Year Ended December 31, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$58,205	$1,198	$—	$59,403
Depreciation and amortization expense	2,694	1,779	—	4,473
Income (loss) from operations	36,655	(7,940)	(8,201)	20,514
Interest expense, net and amortization of loan fees	—	—	(2,672)	(2,672)
Capital expenditures	32,279	15,526	—	47,805

	Year Ended December 31, 2013
	Predecessor
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$8,513	$—	—	$8,513
Depreciation and amortization expense	1,739	1,332	—	3,071
Income (loss) from operations	(3,987)	(7,976)	(2,452)	(14,415)
Interest expense, net and amortization of loan fees	—	—	13	13
Capital expenditures	28,400	18,792	—	47,192

	Year Ended December 31, 2012
	Predecessor
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$7,300	$—	—	$7,300
Depreciation and amortization expense	680	944	—	1,624
Income (loss) from operations	2,178	(7,293)	(1,300)	(6,415)
Interest expense, net and amortization of loan fees	—	—	—	—
Capital expenditures	18,990	5,722	—	24,712

	Balance at December 31, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$105,631	$53,038	$251,472	$410,141

	Balance at December 31, 2013
	Predecessor
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$64,588	$37,367	$75	$102,030